NOTE 11 - INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
NOTE 11 - INCOME TAXES

NOTE 11 - INCOME TAXES

The Company provides for income taxes under ASC 740, “Income Taxes.” Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax basis of assets and liabilities and the tax rates in effect when these differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize tax assets through future operations.

For the years ended December 31, 2020 and 2019, the local (“United States of America”) and foreign components of loss before income taxes were comprised of the following:

	Year Ended
	December 31,
	2020	2019
Tax jurisdiction from:
- Local	$(244,060)	$—
- Foreign	(887,749)	(1,932,665)
Loss before income taxes	$(1,131,809)	$(1,932,665)

The components of the Company’s deferred tax asset and reconciliation of income taxes computed at the statutory rate to the income tax amount recorded as of December 31, 2020 and 2019, are as follows:

	Year Ended
	December 31,
	2020	2019
Net Operating loss carryforward	$1,131,809	$1,932,665
Effective tax rate	21%	21%
Deferred tax asset	237,680	405,860
Foreign taxes	(17,755)	(38,654
Less: valuation allowance	(219,925)	(367,206)
Net deferred tax asset	$—	$—

The Company has provided for a full valuation allowance against the deferred tax assets, on the expected future tax benefits from the net operating loss carryforwards, as the management believes it is more likely than not that these assets will not be realized in the future. The valuation allowance increased by $219,925 and $367,206 during the years ended December 31, 2020 and 2019, respectively.

United States of America

Bubblr Inc. is registered in the State of Wyoming and is subject to the tax laws of United States of America at a standard tax rate of 21%. Due to a change of control, the Company will not be able to carryover net operating losses (“NOL”) generated before August 13, 2020 to offset future income.

As of December 31, 2020, the operations in the United States of America incurred approximately $266,780 of cumulative NOLs generated between August 13, 2020 and December 31, 2020, which can be carried forward indefinitely to offset future taxable income.

The Company’s tax returns are subject to examination by United States tax authorities beginning with the year ended December 31, 2017.

United Kingdom

The Company’s subsidiaries operating in the United Kingdom (“UK”) are subject to tax at a standard income tax rate of 19% on the assessable income arising in the UK during its tax year.

As of December 31, 2020, the operations in the UK incurred $3,594,920 of cumulative NOLs which can be carried forward to indefinitely offset future taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $3,594,920 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The Company’s tax returns are subject to examination by HM Revenue & Customs, for the years ended 2019 and 2020.